Note 5 - Significant Accounting Policies (Details Textual)					12 Months Ended
	Jan. 08, 2021	May 26, 2020	Nov. 12, 2018	Oct. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Closing foreign exchange rate					81.79	16.77	1
Foreign currency allocation, percentage		70.00%	55.00%	30.00%
Bottom of range [member]
Statement Line Items [Line Items]
Right of use assets, useful life (Year)					3 years	3 years	3 years
Top of range [member]
Statement Line Items [Line Items]
Right of use assets, useful life (Year)					6 years	6 years	6 years
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)					10 years	10 years	10 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)					15 years	15 years	15 years
Machinery [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)					10 years	10 years	10 years
Fixtures and fittings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)					4 years	4 years	4 years
Fixtures and fittings [member] | Top of range [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)					10 years	10 years	10 years
Motor vehicles [member]
Statement Line Items [Line Items]
Property, plant, and equipment, useful life (Year)					4 years	4 years	4 years
Changes in foreign currency allocation [member]
Statement Line Items [Line Items]
Foreign currency allocation, percentage	60.00%